CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Operating and formation costs	$ 1,203,180	$ 1,000	$ 1,917,009
Loss from operations	(1,203,180)	(1,000)	(1,917,009)
Other income:
Interest earned on marketable securities held in Trust Account	23,312	0	6,802
Interest income - bank			24
Change in fair value of over-allotment option liability			(61,353)
Fair value of forfeited over-allotment option			17,445
Total other income	23,312	0	(37,082)
Net loss	$ (1,179,868)	$ (1,000)	$ (1,954,091)
Common Class A [Member]
Other income:
Basic and diluted weighted average shares outstanding	22,807,868	0	10,024,409
Basic and diluted net loss per share	$ (0.04)	$ 0	$ (0.13)
Common Class B [Member]
Other income:
Basic and diluted weighted average shares outstanding	5,701,967	5,000,000	5,304,936
Basic and diluted net loss per share	$ (0.04)	$ 0	$ (0.13)